Material accounting policies	6 Months Ended
Jun. 30, 2026
Material accounting policies [Abstract]
Material accounting policies
Note 3: Material accounting policies

Except as described below, the accounting policies applied in these interim financial statements are the same as those applied in the Group’s consolidated financial statements as at and for the year ended 31 December 2025.

Critical accounting estimates

The preparation of the Interim Financial Information requires Management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Any adjustments arising from the changes in these estimates are recognized prospectively. In preparing this Interim Financial Information, the judgements made by Management in applying the Group’s accounting policies and the key sources of estimation uncertainty are the same as those that are applied to the consolidated financial statements for the year ended 31 December 2025.

New standards and amendments to published standards effective in 2026

The Group has applied the following new standards and amendments to IFRS for the first time for the annual period beginning on 1 January 2026:

-	Amendments to IFRS 9 Financial Instruments and IFRS 7: Financial Instruments: Disclosures: Classification and Measurement of Financial Instruments.
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Annual improvements to IFRS 1: First time Adoption of International Financial Reporting Standards; IFRS 7 Financial Instruments: Disclosures and its accompanying Guidance on implementing IFRS 7; IFRS 9: Financial Instruments; IFRS 10: Consolidated Financial Statements; and IAS 7: Statement of Cash Flows

-	Amendments to IFRS 9 and IFRS 7: Contracts Referencing (Nature-dependent Electricity)